Franchise Arrangements (Tables)	12 Months Ended
Dec. 31, 2014
Franchise Arrangements [Line Items]
Schedule Of Revenues From Franchised Restaurants
Revenues from franchised restaurants for fiscal years 2014, 2013 and 2012 consisted of:

	2014	2013	2012
Rent	$145,540	$171,859	$161,591
Initial fees (i)	564	929	780
Royalty fees (ii)	659	639	652
Total	$146,763	$173,427	$163,023

(i)	Presented net of initial fees paid to McDonald’s Corporation for $885, $1,150 and $882 in 2014, 2013 and 2012, respectively.

(ii)	Presented net of royalties fees paid to McDonald’s Corporation for $63,680, $69,933 and $65,756 in 2014, 2013 and 2012, respectively.

Schedule Of Future Minimum Rent Payments
At December 31, 2014, future minimum payments required under existing operating leases with initial terms of one year or more are:

	Restaurant	Other	Total
2015	$142,296	$7,711	$150,007
2016	128,904	6,640	135,544
2017	118,873	5,884	124,757
2018	104,247	3,013	107,260
2019	89,205	1,469	90,674
Thereafter	443,431	2,820	446,251
Total minimum payment	$1,026,956	$27,537	$1,054,493

Rent Payments Due To Company [Member]
Franchise Arrangements [Line Items]
Schedule Of Future Minimum Rent Payments
At December 31, 2014, future minimum rent payments due to the Company under existing franchised agreements are:

	Owned sites	Leased sites	Total
2015	$7,284	$12,732	$20,016
2016	7,110	11,663	18,773
2017	6,923	10,811	17,734
2018	6,527	9,987	16,514
2019	5,352	9,288	14,640
Thereafter	28,467	51,701	80,168
Total	$61,663	$106,182	$167,845